GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 15,626	$ 10,767	$ 12,386
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,837	5,835	5,709
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,185	1,014	997
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,878	2,691	4,991
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,633	9
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,093	$ 1,218	$ 689